Earnings Per Share - Additional Information (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [member]
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	1,680	1,150
Convertible Preferred Stock [member]
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	5,405